Financial Assets and Financial Liabilities (Trade and Other Payables) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and other payables [abstract]
Trade payables	¥ 2,142,402	¥ 2,922,998
Bills payables	673,900	0
Amounts due to related parties	5,708,394	4,567,814
Subtotal	8,524,696	7,490,812
Staff salaries and welfares payable	189,547	128,861
Taxes payable (exclude income tax payable)	3,577,018	4,342,676
Interest payable	1,686	5,952
Dividends payable	29,144	26,488
Construction payable	277,184	334,249
Other liabilities	439,119	329,004
Subtotal of other payables	4,513,698	5,167,230
Total trade and other payables	¥ 13,038,394	¥ 12,658,042